LEASES - Supplemental balance sheet information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating leases
Operating lease right-of-use assets	$ 918.8	$ 44.8
Operating lease liabilities - current (Note 4)	$ 84.9	$ 13.1
Operating lease liabilities - current , Balance sheet location	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities
Operating lease liabilities - non-current	$ 760.5	$ 30.3
Total operating lease liabilities	$ 845.4	$ 43.4